General and Administrative Expenses	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
General And Administrative Expenses [Text Block]

18. General and Administrative Expenses

General and administrative expenses for the years ended December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2010	2011	2012
Management fees - related party	$4,880	$6,026	$7,726
Professional fees (legal and accounting)	810	839	588
Director fees	240	240	240
Listing fees and expenses	63	58	53
Miscellaneous	1,025	1,326	1,339
Total	$7,018	$8,489	$9,946